Statements of Convertible Preferred Stock and Stockholders Deficit (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accrued interest		$ 142	$ 78
Series D-1 Convertible Preferred Stock
Issuance cost			99
Series D-2 Convertible Preferred Stock
Issuance cost			291
Series C Convertible Preferred Stock
Issuance cost	$ 221	181	$ 71
2014 Convertible Promissory Notes | Series C Convertible Preferred Stock
Accrued interest		173
Unamortized debt discount		$ 44
Private Placement
Issuance cost	$ 3,223